Note 15 - Fair Value of Financial Instruments - Fair Value of Financial Instruments (Details) - CAD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021
Deposits from banks [member]
Statement Line Items [Line Items]
Liabilities, book value	$ 1,847,003	$ 1,853,204
Liabilities, fair value	1,830,923	1,860,332
Subordinated notes [member]
Statement Line Items [Line Items]
Liabilities, book value	97,726	95,272
Liabilities, fair value	100,310	97,910
Other liabilities [member]
Statement Line Items [Line Items]
Liabilities, book value	130,836	130,657
Liabilities, fair value	130,836	130,657
Cash and cash equivalents [member]
Statement Line Items [Line Items]
Assets, book value	155,239	271,523
Assets, fair value	155,239	271,523
Loans, net [member]
Statement Line Items [Line Items]
Assets, book value	2,215,638	2,103,050
Assets, fair value	2,231,040	2,118,636
Other assets [member]
Statement Line Items [Line Items]
Assets, book value	3,891	3,596
Assets, fair value	$ 3,891	$ 3,596